Putnam Investments

One Post Office Square

Boston, MA 02109

August 31, 2016

VIA EDGAR

Jaea Hahn, Esquire

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Putnam Variable Trust (Investment Company Act File No. 811-05346)—Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14

Dear Ms. Hahn:

Enclosed for filing on behalf of Putnam VT Growth Opportunities Fund (the “Fund”), a series of Putnam Variable Trust (the “Trust”), is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the merger of Putnam VT Voyager Fund into Putnam VT Growth Opportunities Fund.

No registration fee is being paid at the time of filing because the Trust has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares of the Fund.

By separate correspondence filed on August 29, 2016, the Trust and Putnam Retail Management, Limited Partnership requested acceleration of the effective date of the Registration Statement so that it becomes effective on August 31, 2016, or as soon thereafter as possible.

I may be reached at 1-617-760-0044, to discuss this matter further. Thank you in advance for your assistance.

Very truly yours,

/s/ Caitlin E. Robinson

Caitlin E. Robinson

Enclosure

cc:	Bryan Chegwidden, Esquire, Ropes & Gray LLP
James Thomas, Esquire, Ropes & Gray LLP
Peter Fariel, Esquire, Putnam Investments